Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	$ 29,756	$ 29,922	$ 32,627
Less: share of profit of joint ventures and associates	(1,618)	(2,993)	(3,725)
Income before taxation and share of profit of joint ventures and associates	28,138	26,929	28,902
Applicable tax charge at standard statutory tax rates	12,036	11,782	11,921
Adjustments in respect of prior periods	(352)	132	(12)
Tax effects of:
Expenses not deductible for tax purposes	538	747	1,225
Incentives for investment and development	(300)	(374)	(553)
Derecognition of deferred tax assets	373	255	243
Changes in tax rates and legislation	593	112	242
Income not subject to tax at standard statutory rates	276	360	(213)
Disposals	(1,553)	(134)	(113)
Exchange rate differences	(212)	(12)	89
Other reconciling items	238	533	162
Total taxation charge	$ 11,637	$ 13,401	$ 12,991
Weighted average of statutory tax rates	43.00%	44.00%	41.00%
Effective tax rate based on income before taxation	39.00%	45.00%	40.00%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates	41.00%	50.00%	45.00%